Derivative Instruments and Hedging Activities - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended											3 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($) Derivative	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($) Derivative	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($) Derivative	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2013 JPY (¥)	Jun. 30, 2012 JPY (¥)	Feb. 28, 2013 Term Loan Facilities, Euro Demoninated [Member] EUR (€)	Mar. 31, 2013 Derivative Instrument I and II USD ($) Derivative	Jun. 30, 2012 Derivative Instrument I and II USD ($)	Mar. 31, 2013 Derivative Instrument III EUR (€) Derivative	Jun. 30, 2012 Derivative Instrument III EUR (€)	Feb. 28, 2013 Interest Rate Contract [Member] Euro Notional [Member] EUR (€)	Mar. 31, 2013 Euribor Interest Rate Swap USD ($)	Mar. 31, 2013 Euribor Interest Rate Swap USD ($)	Mar. 31, 2013 Hedge of a Net Investment In Foreign Operations USD ($)	Jun. 30, 2012 Hedge of a Net Investment In Foreign Operations USD ($)	Mar. 31, 2013 Investment Hedges USD ($)	Mar. 31, 2013 Investment Hedges USD ($)	Jun. 30, 2012 Investment Hedges USD ($)	Feb. 28, 2013 Derivatives not designated as Hedging Instrument under ASC 815 Interest Rate Contract [Member] Euro Notional [Member] EUR (€)
Derivative [Line Items]
Total long-term debt	$ 2,675,200,000		$ 2,675,200,000		$ 2,683,500,000	$ 2,346,600,000												$ 540,900,000	$ 582,700,000
Gain (Loss) within cumulative translation adjustment			(25,200,000)	(9,200,000)	(27,300,000)	62,400,000	(21,500,000)													12,600,000	(13,200,000)	69,400,000
Net accumulated gain related to investment hedges			70,700,000		83,900,000
Unrealized foreign exchange gain	4,200,000	(2,000,000)	(5,400,000)	7,500,000	17,100,000
Terminal value of derivatives	1,300,000		1,300,000		23,400,000
Collateral posted for derivatives	4,500,000		4,500,000		9,000,000
Termination value			1,300,000		23,400,000
Number of derivative instruments	3		3		3						2		1
Notional amount interest rate derivatives											760,000,000	760,000,000	240,000,000	240,000,000	240,000,000								35,000,000
Additional, reclassified to interest expense			700,000		21,400,000
Notional value outstanding derivative non-designated Hedges								175,000,000	700,000,000
Derivative maturity date			May 15, 2013		May 15, 2013
Debt instrument issued amount										44,900,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																$ 100,000	$ 100,000